Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	156,470	452,873	896,079	1,309,923
Professional Fees	81,330	43,806	180,599	178,373
Officer's Salary	86,576	62,528	318,144	237,134
Research and Development	79,586	93,179	439,536	489,434
Total Operating Expenses	403,962	652,386	1,834,358	2,214,864
Loss from Operations	(403,962)	(652,386)	(1,834,358)	(2,214,864)
Other Income/(Expenses)
Gain on forgiveness of debt	9,679	19,136	30,652	6,775
Bad debt expense	0	0	0	(6,238)
Interest income	0	0	0	47
Loss on settlement of accrued payroll - related party	0	0	0	(5,187,800)
Interest expense	(21,892)	(17,052)	(69,281)	(65,605)
Total Other Income/(Expenses)	(12,213)	2,084	(38,629)	(5,252,821)
Net (Loss) before Provision for Income Taxes	(416,175)	(650,302)	(1,872,987)	(7,467,685)
Provision for Income Taxes	0	0	0	0
Net (Loss)	$ (416,175)	$ (650,302)	$ (1,872,987)	$ (7,467,685)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	676,215,156	646,636,324	662,490,382	616,313,968